Right of use assets (Tables)	12 Months Ended
Dec. 31, 2025
Right Of Use Assets
Schedule of right of use assets
	December 31,	December 31,
	2025	2024

Beginning Balance	$401	$381

Depreciation	(334)	(333)
New leases	610	353
Termination	(134)	-
Ending Balance	$543	$401